Financing Arrangements - Summary of Fair Value and Principal Value (Details) - Rigetti Holdings [Member]	Jan. 31, 2020 USD ($)
Two Thousand Eighteen And Nineteen Promissory Notes Agreement [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value, in accordance with fair value option	$ 26,892,459
SAFE principal value outstanding	21,450,000
Simple Agreement For Future Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value, in accordance with fair value option	1,882,397
SAFE principal value outstanding	$ 1,500,000